Schedule of Transactions with Related Parties (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Repayment of related parties	$ 269,467	$ 8,534	$ 400,258
Goh Wee Huan [Member]
Related Party Transaction [Line Items]
Transactions with related parties			678,259
Repayment of related parties			$ 400,258
Advances payable amount		$ 269,467